Business Developments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2020
U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	2.90%
MUFG Union Bank | U.S. Bancorp
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration	$ 8,000
Payment in cash	$ 5,500
Shares issued in business combination	44,374,155
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal group, transaction value	$ 17,600
Capital to be distributed through a dividend or share repurchase	$ 9,600
Income (loss) from discontinued operation before income tax		$ 70,029	$ 57,321